Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	$ 53.1	$ 56.5
Ore stockpiles	125.3	50.8
Mine supplies	198.6	164.6
Inventories	377.0	271.9
Non-current ore stockpiles	194.8	153.0
Inventories	$ 571.8	$ 424.9